Commitments and Contingencies - Narrative Part 2 (Details)								1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended
	Sep. 27, 2019 USD ($)	Apr. 05, 2018 USD ($)	Oct. 06, 2017 USD ($)	Jun. 05, 2017 USD ($)	May 22, 2017 USD ($)	Sep. 23, 2016 USD ($)	Feb. 12, 2015 USD ($)	Feb. 28, 2015 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Oct. 01, 2018 USD ($)
Loss contingencies
Unrecognized Tax Benefits												$ 201,693,000			$ 208,152,000	$ 194,136,000	$ 201,162,000	$ 208,152,000
Total investment																	90,381,000
Dividend paid to DOC							$ 8,250,000,000	$ 8,250,000,000
Interest on loss contingency																				$ 24,000,000
Litigation expense																	255,000,000
General and administrative expenses									$ 156,574,000	$ 187,930,000			$ 341,498,000	$ 374,507,000	732,589,000	692,881,000	669,934,000
Dish Network
Loss contingencies
Total investment													$ 21,000,000,000					21,000,000,000
Payment to acquire certain wireless licenses and related assets															$ 11,000,000,000	11,000,000,000		11,000,000,000	$ 11,000,000,000
Other accrued expenses
Loss contingencies
Claim amount					$ 1,200
Litigation expense											$ (41,000,000)
Telemarketing Litigation
Loss contingencies
Period of injunctive relief sought from placing any outbound telemarketing calls to market or promote its goods or services													5 years		5 years
Number of years for which the company will be barred from accepting orders from that independent third-party retailer if the company fails to prove that a particular independent third-party retailer meets the Demonstration Requirements				2 years
Litigation expense											$ (255,000,000)						$ (25,000,000)
Litigation accrual				$ 280,000,000
Telemarketing Litigation | Other accrued expenses
Loss contingencies
Litigation accrual									$ 280,000,000				$ 280,000,000		$ 280,000,000	280,000,000		$ 280,000,000	$ 280,000,000
Krakauer Action
Loss contingencies
Claim amount																10,760,000
Litigation expense												$ (20,000,000)
Krakauer Action | Other accrued expenses
Loss contingencies
Litigation accrual																$ 61,000,000
Turner Network Sales
Loss contingencies
Claim amount			$ 159,000,000
Interest on loss contingency	$ 30,000,000		$ 24,000,000
Loss contingency	118,000,000
License fee payments	$ 20,000,000
Telemarketing Litigation
Loss contingencies
Judgment in favor of the court		$ 61,000,000
Do Not Call Litigation
Loss contingencies
Number of telemarketing calls | item															51,119
Litigation per call damages															$ 400
AWS 3 Auction | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Bidding Credit						$ 3,300,000,000
Loss Contingency Recovery Amount						10,000,000,000
AWS 3 Auction | Maximum | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Claim amount						11,000
AWS 3 Auction | Minimum | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Claim amount						$ 5,500
Prepaid Business Sale [Member]
Loss contingencies
Total investment															1,400,000,000
Payment to acquire certain wireless licenses and related assets													$ 3,590,000,000		$ 3,590,000,000